Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Cash	$ 228,439	$ 298,611
Prepaid expenses	16,156	30,875
Total current assets	244,595	329,486
Capital assets, net (Note 6)		5,001
Total assets	244,595	334,487
Accounts payable and accrued expenses	4,411	5,887
Accounts payable and accrued expenses - related party	435,776	7,786
Total current liabilities	440,187	13,673
Common stock, par value $0.001, authorized 100,000,000shares; issued and outstanding shares (2011: 25,948,368; 2010: 25,948,368)	25,948	25,948
Additional paid-in capital	6,675,080	6,665,117
Accumulated deficit	(9,066)	(9,066)
Deficit accumulated during the exploration stage	(6,887,554)	(6,361,185)
Total stockholders' equity (deficit)	(195,592)	320,814
Total liabilities and stockholders' equity (deficit)	$ 244,595	$ 334,487